UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Trust Bank

Address:   P.O. Box N-7776
           Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Betty A. Roberts
Title:  Chief Executive Officer
Phone:  242-362-4904

Signature,  Place,  and  Date  of  Signing:

/s/ Betty A. Roberts               Lyford Cay, Nassau, Bahamas        2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-1399          Southeastern Asset Management, Inc.
---------------  ---------------------------------------------------------------
28-7494          Steinberg Global Asset Management, Ltd.
---------------  ---------------------------------------------------------------
28-05601         Thomas White International, Ltd.
---------------  ---------------------------------------------------------------
28-10411         Aegis Financial Corp.
---------------  ---------------------------------------------------------------
28-01260         First Manhattan Co.
---------------  ---------------------------------------------------------------
28-13078         Edinburgh Partners Ltd.
---------------  ---------------------------------------------------------------
28-10104         Altrinsic Global Advisors, LLC
---------------  ---------------------------------------------------------------
28-05163         Kinetics Asset Management, Inc.
---------------  ---------------------------------------------------------------
28-10309         DSM Capital Partners
---------------  ---------------------------------------------------------------
28-04825         Baillie Gifford & Co.
---------------  ---------------------------------------------------------------
28-04121         Davis Selected Advisers, LP
---------------  ---------------------------------------------------------------
28-13815         Lindsell Train Limited
---------------  ---------------------------------------------------------------
028-14072        EverKey Global Partners Ltd.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $       91,073
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ---------------- --------- -------- ----------------- ---------- -------- ------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AEGEAN MARINE PETROLEUM NETWORK SHS              Y0017S102     5236   502000 SH       SOLE                502000      0    0
AGRIUM INC                      COM              008916108     8762    95500 SH       SOLE                 95500      0    0
ASA LIMITED                     SHS              G3156P103     7860   226440 SH       SOLE                226440      0    0
BARRICK GOLD CORP               COM              067901108     6387   120000 SH       SOLE                120000      0    0
BEMIS INC                       COM              081437105     7740   237000 SH       SOLE                237000      0    0
CANADIAN NAT RES LTD            COM              136385101     5411   121806 SH       SOLE                121806      0    0
CONOCOPHILLIPS                  COM              20825C104     5176    76000 SH       SOLE                 76000      0    0
CTRIP COM INTL LTD              AMERICAN DEP SHS 22943F100     6068   150000 SH       SOLE                150000      0    0
ENDO PHARMACEUTICALS HLDGS      COM              29264F205     6781   189880 SH       SOLE                189880      0    0
HEWLETT PACKARD CO              COM              428236103     5031   119490 SH       SOLE                119490      0    0
LG DISPLAY CO LTD               SPONS ADR REP    50186V102     1677    94500 SH       SOLE                 94500      0    0
MICROSOFT CORP                  COM              594918104     4951   177400 SH       SOLE                177400      0    0
NATIONAL OILWELL VARCO INC      COM              637071101     6443    95800 SH       SOLE                 95800      0    0
NEWMONT MINING CORP             COM              651639106     1953    31800 SH       SOLE                 31800      0    0
NOKIA CORP                      SPONSORED ADR    654902204     1548   150000 SH       SOLE                150000      0    0
POSCO                           SPONSORED ADR    693483109     4211    39100 SH       SOLE                 39100      0    0
SASOL LTD                       SPONSORED ADR    803866300     5838   112161 SH       SOLE                112161      0    0


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